Capital - Local capital regulations (Details)	Dec. 31, 2024
Mainland China
Local capital regulations
Minimum core solvency ratio	50.00%
Minimum comprehensive solvency ratio	100.00%
Malaysia
Local capital regulations
Minimum Supervisory Target Capital Level percentage	130.00%